Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Statement of Financial Position [Abstract]
Convertible Notes, Unamortized Discount	$ 28,257	$ 28,618
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares Issued	73,671,825	71,620,100	20,600,000
Common Stock, Shares Outstanding	73,671,825	71,620,100	20,600,000